Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Management of covenants (Details) € in Millions, د.م. in Millions, £ in Millions, in Billions	Dec. 31, 2019 XAF ( )	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 MAD (د.م.)	Dec. 31, 2016 EUR (€)	Dec. 21, 2016 EUR (€)
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 214	£ 3,850
Medi Telecom [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		283		د.م. 3,038
Orange Cote d'Ivoire [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		235
Orange Cote d'Ivoire [member] | Switzerland, Francs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount |	132
Orange Cote d'Ivoire [member] | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		34
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 6,000			€ 6,000	€ 6,000